Cover	Dec. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2024
Entity File Number	001-38182
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	755 Main Street
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	Suite 3
Entity Address, City or Town	Monroe
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06468
City Area Code	(458)
Local Phone Number	800-9154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	EAST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false